Summary of Significant Accounting Policies and Practices	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

2. Summary of Significant Accounting Policies and Practices

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the years ended December 31, 2023 and 2024.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities as of the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Significant accounting estimates include, but not limited to, useful life of plant and equipment, impairment of obsolete inventories, allowance for expected credit losses against financial assets, investment in life insurance contract and allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed consolidated financial statements.

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Functional currency and foreign currency translation

The Company uses Hong Kong dollars (“HK$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and BVI is United States dollars (“US$”). The functional currency of its Hong Kong subsidiary is HK$, and the functional currency of its PRC subsidiaries is the Renminbi (the “RMB”). The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (loss), net in the unaudited interim condensed consolidated statements of operations.

The unaudited interim condensed consolidated financial statements of the Company are translated from the functional currency into HK$. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into HK$ using the appropriate historical rates. Revenue and expenses, gains and losses are translated into HK$ using the periodic average exchange rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive loss in the unaudited interim condensed consolidated statements of comprehensive income (loss).

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive income (loss), unaudited interim condensed consolidated statements of changes in shareholders’ equity and unaudited interim condensed consolidated statements of cash flows from HKD into US$ as of June 30, 2025 are solely for the convenience of the readers and are calculated at the rate of US$1.00=HKD 7.8499, representing the exchange rate set forth in the H.10 statistical release of the United States Federal Reserve Board on June 30, 2025. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Cash and cash equivalents

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains its bank accounts in Hong Kong and the PRC.

Restricted cash

Cash and time deposits that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash. The restricted cash primarily represents deposits pledged to banks to secure the bills repayable which have a maximum length of eight months.

Accounts receivable and allowance for expected credit loss

Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied its performance obligation and has the unconditional right to payment, which are recorded net of allowance for expected credit losses on such receivables. The credit term is negotiable with different customers which is generally within 90 days after delivery of products are completed.

The expected credit losses charged are classified as “General and administrative expenses” in the unaudited interim condensed consolidated statements of operations and comprehensive income (loss). In determining the amount of expected credit losses, the Company considers historical collectability based on past due status, age of the accounts receivable balances, credit quality of the customers based on ongoing credit evaluations, as well as reasonable and supportable forecasts of future losses. Accounts receivable are written off after all collection efforts have ceased.

Prepayments

Prepayments are cash deposited or advanced to suppliers or vendors for the purchase of goods or services. This amount is refundable and bears no interest. Deposits consist of (i) security payments made to utilities companies and are refundable upon termination of services; (ii) security payments made to a lessor for the Company’s office lease agreement. The security deposit will be refunded to the Company upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased properties to the lessor by the Company; and (iii) deposit to suppliers for services provision, which are refundable.

Investment in life insurance policy, net

The Company invests in corporate-owned life insurance policy. The Company accounts for the purchase of life insurance policy in accordance with ASC 325-30, Investment in Insurance Contracts, which requires the Company to use either the investment method or the fair value method. The election is made on an instrument-by-instrument basis and is irrevocable. The Company has elected to account for all of its life insurance policy using the investment method.

Under the investment method, the Company recognizes the initial investment at the transaction price plus all initial direct external costs. Continuing costs (payments of policy premiums and direct external costs, if any) necessary to keep the policy in force are capitalized. Gain recognition is deferred until the death of the insured. At that time the Company recognizes in net income (or other applicable performance indicator) the difference between the carrying amount of the investment and the policy proceeds. The Company is required to test the investment for impairment upon the availability of new or updated information that indicates that, upon the death of the insured, the expected proceeds from the insurance policy may not be sufficient for the investor to recover the carrying amount of the investment plus anticipated gross future premiums (undiscounted for the time value of money) and capitalizable external direct costs, if any. Indicators to be considered include, but are not limited to a change in the life expectancy of the insured and a change in the credit standing of the insurer. As a result of performing an impairment test, if the undiscounted expected cash inflows (the expected proceeds from the policy) are less than the carrying amount of the investment plus the undiscounted anticipated gross future premiums and capitalizable external direct costs, an impairment loss is recognized.

Inventories, net

Inventories, which are primarily comprised of raw materials, work-in-progress and finished goods for sale, are stated at the lower of cost or net realizable value, using the weighted average method. As of December 31, 2024 and June 30, 2025, the Company recognized impairment for obsolete inventories of HK$20,716 and HK$20,892 (US$14,263), respectively.

Plant and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The Company maintains a salvage value of 10% for all plant and equipment. The estimated useful lives are as follows:

Estimated Useful Life
Plant machineries	5 years to 10 years
Motor Vehicles	5 years
Office equipment	3 years to 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited interim condensed consolidated statements of operations and comprehensive income (loss). Expenditure for maintenance and repairs is charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets that are acquired are stated at cost less accumulated amortization (where the estimated useful life is finite) and accumulated impairment losses. Amortization is calculated by writing off the cost of intangible assets with finite useful lives using straight-line method over their estimated useful lives and is generally recognized in the unaudited interim condensed consolidated statements of operations and comprehensive income (loss). Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate. Their estimated useful lives of intangible assets are as follows:

Estimated Useful Life
Computer software	3 years to 5 years
Patent	10 years

Impairment for long-lived assets

Long-lived assets such as property and equipment, intangible assets with finite lives and operating lease right-of-use assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets or asset groups by comparing the carrying value of the assets or asset groups with an estimate of future undiscounted cash flows expected to be generated from the use of the assets or asset groups and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets or asset groups, the Group recognizes an impairment loss based on the excess of the carrying value of the assets or asset groups over the fair value of the assets or asset groups. As of December 31, 2024 and June 30, 2025, no impairment of long-lived assets was recognized.

Contract liabilities

The Group recognizes a contract liability when the customer pays the consideration before the Group recognizes the related revenue or when the Group has an unconditional right to receive the consideration before the Group recognizes the related revenue, and in such case a corresponding receivable will be recognized.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Leases

The Group adopts ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) for all periods presented, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group is a lessee of non-cancellable leases for workshop and staff dormitory. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. As a result, both the lease of workshop and staff dormitory are currently classified as operating leases.

Operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the implicit rate for the Group’s operating leases is not readily determinable, the Group uses its incremental borrowing rate, based on information available at the lease commencement date, to determine the present value of lease payments. The incremental borrowing rate represents the interest rate that the Group would pay to borrow an amount equivalent to the lease payments on a collateralized basis, over a similar term and in a comparable economic environment.

Lease terms used to calculate the present value of lease payments generally include options to extend, renew, or terminate the lease, as the Group has reasonable certainty at lease inception that these options will be exercised. The Group generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Group has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. For operating leases, lease expense is recognized on a straight-line basis over the lease term. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the automobile loans on the remaining balance of the liability.

Bank and other borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in unaudited interim condensed consolidated statements of operations and comprehensive income (loss) over the period of the borrowings using the effective interest method.

Employee benefit plan

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 65 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD 7,100 and HKD 30,000 and HKD 1,500 of the employee’s monthly income over HKD 30,000.

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance and other welfare benefits are provided to employees.

Related parties

The Company accounts for related party transactions in accordance with FASB Accounting Standards Codification (ASC) Topic 850 (Related Party Disclosures). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”). The Company derives revenue principally from the provision of commercial printing services. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services are transferred to the customer. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until we identify a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price.

Transaction price is the amount of consideration in the contract to which the Company expect to be entitled in exchange for transferring the promised goods or services. Consideration payable to a customer is deducted from the transaction price if the Company do not receive a separate identifiable benefit from the customer.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation. Typically, performance obligation for products where the process is described as below, the performance obligation is satisfied at point in time.

The Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfil in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at customer’s truck at the Company’s inventory warehouse or their specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the purchase order ranges from 30 to 90 days from invoice date.

The transaction price does not include variable consideration related to returns or refunds as the Company’s contracts do not include provisions that allow for sales refunds or returns of products.

Following the adoption of ASC 606, the Company considered the guidance set forth in ASC 340-40, and determined that an asset would be recognized from costs incurred to fulfill a contract under ASC 340-40-25-5 only if those costs meet all of the following criteria:

●	The costs relate directly to a contract or an anticipated contract that the entity can specifically identify (for example, costs relating to services to be provided under the renewal of an existing contract or costs of designing an asset to be transferred under a specific contract that has not yet been approved).

●	The costs generate or enhance resources of the entity that will be used in satisfying (or continuing to satisfy) performance obligations in the future.

●	The costs are expected to be recovered.

The Company elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less.

Costs that relate directly to a contract include direct material, labor cost, subcontracting fee and allocated overhead including utilities, depreciation, and other overhead costs.

The Company elected to treat shipping and handling costs undertaken by the Company after the customer has obtained control of the related goods as a fulfilment activity and has been presented as transportation costs which is include in selling and marketing expenses.

Cost of revenue

Cost of revenue of printing products, which are directly related to revenue generating transactions, primarily consists of direct material cost such as paper cost, labor cost, subcontracting fee and allocated overhead including utilities, depreciation, and other overhead costs.

Selling and marketing expenses

Selling and marketing expenses consist primarily of staff cost, transportation costs, customs expense, commission, rental expense, advertising expense and other expenses related to the Company’s selling and marketing activities. During the six months ended June 30, 2024 and 2025, the Company incurred shipping and handling costs which is characterized as transportation costs and customs expense totaling HK$2,762,120 and HK$2,597,733 (US$330,926), respectively.

General and administrative expenses

General and administrative expenses consist primarily of staff costs, including salaries and related social insurance costs for the Company’s operations and support personnel, office rental and property management fees, repair and maintenance, depreciation, professional services fees, bank charge, utilities, entertainment expense, office expense, low value consumables, motor vehicle expense and expenses related to general operations as well as research and development costs in connection with the technology development for the commercial printing services. Research and development expenses are charged to expense as incurred and have no alternative future uses in accordance with ASC 730, “Research and Development”. During the six months ended June 30, 2024 and 2025, the Company incurred research and development cost totaling HK$2,484,089 and HK$2,350,587 (US$299,442), respectively.

Government grants

Government grants are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of operations upon receipt and when all conditions attached to the grants are fulfilled.

Income taxes

Current income taxes are recorded in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates in relation to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of June 30, 2025, the Group did not have any significant unrecognized uncertain tax positions.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. There were no material commitments or contingencies as of December 31, 2024 and June 30, 2025.

Recently issued accounting pronouncements

In November 2024, FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for the Company for the year ending June 30, 2028 and interim reporting periods during the year ending June 30, 2029. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

All other newly issued accounting pronouncements but not yet effective have been deemed either immaterial or not applicable.